Related Party Transactions - Schedule of Related Party Balances with Major Related Parties (Details) ¥ in Thousands, $ in Thousands		Sep. 30, 2022 CNY (¥)		Sep. 30, 2022 USD ($)		Dec. 31, 2021 CNY (¥)
Amounts due from related parties, current:
Amounts due from related parties		¥ 70,430		$ 9,901		¥ 155,512
Amounts due from related parties, non-current:
Amounts due from related parties		114,000		16,026		81,000
Amounts due to related parties, current:
Amounts due to related parties		3,319,678		466,673		2,634,089
Amounts due to related parties, non-current:
Amounts due to related parties		105,056		14,769		780,615
Baidu
Amounts due from related parties, current:
Amounts due from related parties	[1]	14,809		2,082		34,894
Amounts due to related parties, current:
Amounts due to related parties	[2]	1,837,255		258,278		1,402,493
Amounts due to related parties, non-current:
Amounts due to related parties	[2]	2,029		285		2,989
Baidu | Loans
Amounts due to related parties, current:
Amounts due to related parties	[3]	700,000		98,404		50,000
Amounts due to related parties, non-current:
Amounts due to related parties		0		0		650,000	[3]
Others
Amounts due from related parties, current:
Amounts due from related parties		55,621	[4]	7,819	[4]	120,618
Amounts due from related parties, non-current:
Amounts due from related parties	[4]	114,000		16,026		81,000
Amounts due to related parties, current:
Amounts due to related parties	[5]	666,664		93,718		969,794
Amounts due to related parties, non-current:
Amounts due to related parties		50		7		35
Equity Investee | Deferred Revenue
Amounts due to related parties, current:
Amounts due to related parties	[6]	115,759		16,273		211,802
Amounts due to related parties, non-current:
Amounts due to related parties	[6]	¥ 102,977		$ 14,477		¥ 127,591

[1]	The balance mainly represents amounts due from Baidu Group for advertising, membership and other services.
[2]	The balance mainly represents amounts owed to Baidu for bandwidth and cloud services provided to the Group.
[3]	The total outstanding balance represents a non-trade interest-free loan of RMB50,000, which is due on demand and a non-trade interest-free loan of RMB650,000 provided by Baidu in January 2018 that will mature in January 2023.
[4]	The balance mainly represents amounts due from or advances made to equity investees for content distribution services and other services.
[5]	The balance mainly represents amounts owed to the Group’s equity investees for licensed copyrights and advances made for online advertising services.
[6]	The balance represents deferred revenue in relation to content distribution, licenses of intellectual property and traffic support services to be provided to investee A.